FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Maturities of financial liabilities [Abstract]
Loans	[2]	$ 94,614,065	[1]	$ 102,421,012
During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		84,503,312
During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		770,228
From 2027 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans		105,396,831		123,763,922
Other financial liabilities		12,858,263		14,728,396
Finance leases		4,901,101		7,032,376
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		0		0
Finance leases		0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		231,917		579,275
Finance leases		133,549		150,834
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2021 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		230,673
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-22 to 03-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-22 to 06-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-22 to 09-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-22 to 12-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		133,549
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2020 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				576,851
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-21 to 03-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				606
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-21 to 06-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				606
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-21 to 09-30-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				606
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-21 to 12-31-21 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				606
Finance leases				150,834
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans		105,396,831		123,763,922
Other financial liabilities		12,626,346		14,149,121
Finance leases		4,767,552		6,881,542
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-22 to 03-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				82,329
Other financial liabilities				14,066,957
Finance leases				374,170
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-22 to 06-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				3,376,545
Other financial liabilities				82,164
Finance leases				374,170
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-22 to 09-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				374,170
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-22 to 12-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				3,376,545
Other financial liabilities				0
Finance leases				374,170
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-23 to 03-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		12,547,599
Finance leases		331,289
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-23 to 06-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		3,316,733
Other financial liabilities		78,747
Finance leases		331,289
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-23 to 09-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		1,541,798
Other financial liabilities		0
Finance leases		331,289
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-23 to 12-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		2,989,575
Other financial liabilities		0
Finance leases		331,289
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans		5,979,150
Other financial liabilities		0
Finance leases		1,325,334
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		91,569,575
Other financial liabilities		0
Finance leases		1,325,334
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		791,728
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2027 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2026 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				894,210
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans				6,753,090
Other financial liabilities				0
Finance leases				1,496,884
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans				6,753,090
Other financial liabilities				0
Finance leases				1,496,884
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans				103,422,323
Other financial liabilities				0
Finance leases				1,496,884
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		105,396,831		123,763,922
Other financial liabilities		12,858,263		14,728,396
Finance leases		$ 4,901,101		$ 7,032,376

[1]	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
[2]	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.